Related party payables	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related party payables

Note 16 – Related party payables

Other payables-related parties represent advances from the Company’s CEO. Advances from the CEO amounted to $140,465 and $156,227 at June 30, 2013 and 2012, respectively. Such advances are interest free, due on demand and will be settled in cash.